CAPITAL LEASE OBLIGATIONS (Schedule of Minimum Lease Payments) (Details) (USD $)	Sep. 30, 2014
CAPITAL LEASE OBLIGATIONS [Abstract]
Lease payments from inception through September 30, 2015	$ 3,491,302
Lease payments from October 1, 2015 through September 30, 2016	2,619,049
Lease payments from October 1, 2016 through September 30, 2017	577,563
Total payments	6,687,914
Less interest on capital lease	(1,529,396)
Total	$ 5,153,518